Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade, other payables and financial liabilities
19. Trade, other payable and financial liabilities

	2023	2022
Accounts payable	$182,303	$166,660
Accounts payable to related parties	1,228	1,004
	183,531	167,664
Others	1,403	1,175
	$184,934	$168,839
See details of the account due to related parties in note 23.